UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PRASAD GROWTH FUND

Schedule of Investments
June 30, 2006 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

Aerospace and Defense (OEM)
500	Boeing Co.	$ 40,955	4.29%

Auto & Truck (OEM)
500	Johnson Controls, Inc.	41,110	4.31%

Business Service (Miscellaneous)
650	First Marblehead Corp.	37,011	3.88%

Electrical (Equipment)
1,000	Encore Wire Corp.*	35,940	3.77%

Electronic (Components)
1,000	Multi Fineline Electronix, Inc.*	33,190
1,600	Technitrol, Inc.	37,040
		70,230	7.36%

Electronic (Parts Distribution)
600	WESCO International, Inc. *	41,400	4.34%

Food (Bev-Alcoholic)
700	Quilmes Industrial. ADS	34,384	3.60%

Internet (Service Provider)
1,700	Netease.com, Inc.*	37,961	3.98%

Investment (Brokers)
400	Legg Mason, Inc.	39,808	4.17%

Machine
650	Lincoln Electric Co.	40,723	4.27%

Machinery (Construction/Mining)
500	Caterpillar, Inc.	37,240	3.90%

Mining (Misc.)
700	Falconbridge, Inc.	36,995
450	Southern Copper Corp. Del	40,109
		77,104	8.08%

Retail (Misc/Diversified)
1,000	EZCorp, Inc.*	37,690	3.95%

Sorftware (Business)
2,000	M R O Sorftware, Inc.*	40,140	4.21%

Steel (Basic)
550	Chaparral Steel Co.*	39,611	4.15%

Transportation (Truck)
700	Con-Way, Inc.	40,551
1,000	Old Dominion Freight Line, Inc.*	37,590
		78,141	8.19%

Utility (Electric)
700	TXU Corp.	41,853	4.39%

TOTAL COMMON STOCKS (Cost $767,025)		771,300	80.85%

CALL OPTIONS Common Stock/Expiration/Exercise
	Underlying Security	Shares Subject
	Expiration Date/Exercise Price	to Call
	Chemicals (Specialty)
	Ceradyne, Inc.
	December 2006 Call @ 55	1,000	4,400	0.46%

	Computer (Memory Devices)
	Xyratex Ltd.
	September 2006 Call @ 30	1,000	1,150	0.12%

	Electrical (Equipment)
	Encore Wire Corp.	1,000	750	0.08%
	August 2006 Call @ 45

	Healthcare (Products)
	Boston Scientific Corp.	1,000	-	0.00%
	January 2007 Call @ 40

	Insurance (Prop/Casualty)
	Tower Group Inc.
	January 2007 Call @ 35	1,000	2,150	0.23%

	Investment (Brokers)
	Knight Capital Group, Inc.
	January 2007 Call @ 20	3,000	1,800	0.19%

	Steel (Basic)
	Tenaris
	September 2006 Call @ 40	1,000	3,800	0.40%

TOTAL CALL OPTIONS (Premiums Paid $21,476)			14,050	1.47%

Short-Term Investments
21,717	Fidelity Money Market Pt Cl Sel 4.82% (a)	21,717
21,717	Fidelity T/E Portfolio Cl I 3.33% (a)	21,717
21,717	First American Prime Obligation Fund Cl Y 4.76% (a)	21,717
21,717	First American Government Obligation CL Y 4.71% (a)	21,717
21,717	First American Treasury Obligation Cl Y 4.66% (a)	21,717
		108,585	11.38%
TOTAL INVESTMENTS
	(Cost $897,086)	893,935	93.71%

	Other Assets Less Liabilities	60,007	6.29%

	TOTAL NET ASSETS	$ 953,942	100.00%

* Non-income producing during the period.
(a) Variable rate security; the coupon rate shown represents the yield at June 30, 2006.

NOTES TO FINANCIAL STATEMENTS

Prasad Growth Fund

1. SECURITY TRANSACTIONS
At June 30, 2006 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $897,086 amounted to $(3,152) which consisted of aggregate gross unrealized appreciation of $11,811 and aggregate gross unrealized depreciation of $(14,963).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date August 28, 2006

* Print the name and title of each signing officer under his or her signature.